SEGMENT REPORTING - Narrative (Detail)	12 Months Ended
Dec. 30, 2012 Segment
Segment Reporting Information, Additional Information [Abstract]
Number of reportable segments	2
Concentration Risk Disclosure [Text Block]	No single customer provided more than 10% of the Company's consolidated revenue in any of the years presented. Currently, one financial customer accounts for approximately 10% of the Business Solution segment's revenue.